SHARE INCENTIVE PLAN - Fair value of the options granted, assumptions used (Details)	12 Months Ended
Dec. 31, 2020 multiple $ / shares
Assumptions used
Expected volatility	40.00%
Exercise multiples | multiple	2.2
Minimum
Assumptions used
Risk-free interest rate	0.86%
Fair value of underlying ordinary share	$ 2.38
Maximum
Assumptions used
Risk-free interest rate	0.93%
Fair value of underlying ordinary share	$ 2.7